Investment Strategy - Stoneport Advisors Commodity Long Short ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively managed exchange-traded fund (“ETF”) that seeks to replicate the total return performance, before fees and expenses, of the Stoneport Advisors Dynamic Commodity Index – Total Return (the “Index”). The Adviser seeks to achieve the Fund’s investment objective by investing the Fund’s assets, both long and short, in highly liquid U.S. exchange-listed physical commodity futures contracts (e.g., futures contracts on energy, metals and agricultural/livestock products) that are contained in the Index or that have characteristics that the Adviser believes make their return performance likely to be highly correlated to futures contracts that are contained in the Index. In addition, the Fund will hold short-term U.S. Treasury securities as margin or collateral for the futures contracts. The Fund will not invest directly in physical commodities.

A highly liquid futures contracts market reflects a strong and consistent flow of buyers and sellers for a particular commodity, with characteristics including: (a) high trading volumes (e.g., consistently over a million contracts daily); (b) high open interest (i.e., number of outstanding contracts that haven’t settled, reflecting strong market depth and interest); (c) narrow bid-ask spreads (i.e., difference between the highest price a buyer will pay (bid) and the lowest price a seller will accept (ask)); and (d) diversity of participants (i.e., speculators, hedgers, and institutional investors).

The Fund generally will invest in the futures contracts through its Subsidiary (described below) and in short-term U.S. Treasury securities.

Index Methodology.

The Index is a rules-based, quantitative, long-short commodity futures index comprised of liquid, U.S. exchange-listed physical commodity futures contracts. The Index reflects the total return of long positions (which generally benefit when prices rise) and short positions (which generally benefit when prices fall) in commodity futures contracts that comprise the Index. In addition, the Index reflects daily interest based on the assumed amount of money that would be invested in those positions.

●	Futures contracts are standardized contracts to buy or sell a specific quantity of a commodity at a predetermined price on a specified future date. The Index’s futures contracts are traded on, or subject to the rules of, an exchange.

The Index’s universe of futures contracts consists of exclusively U.S. exchange-listed contracts reflected in the S&P Goldman Sachs Commodity Index (“GSCI”) and the Dow Jones Commodity Index (“DJCI”). The GSCI and DJCI are widely recognized, broad based commodity market benchmark indices that reflect the returns of the broader global commodity futures markets. There is no limit on the number of commodity futures contracts that may be included in the Index. To be eligible for inclusion in the Index, each futures contract must be U.S. exchange traded and represented in the GSCI and DJCI indexes. If a contract reflected in the GSCI or DJCI is traded on a non-U.S. exchange, the Index methodology will allocate that exposure to a similar contract traded on a U.S. exchange. For example, a copper futures contract reflected in the GSCI or DJCI that is traded on the London Metals Exchange will instead be reflected in the Index by a similar U.S. exchange-listed high grade copper futures contract. Index components are weighted based on a simple average of their target weights as reflected in the GSCI and DJCI, subject to certain adjustments per the methodology, as described below. The duration of component futures contracts in the Index is determined through the monthly rolling process (also described below) designed to maintain continuous near-term exposure to the U.S. physical commodity markets represented in the Index.

The Index’s components and target weights assigned to each component are reconstituted annually corresponding with when the GSCI and DJCI annually adjust their respective index components and target weightings. In addition to the annual reconstitution and establishment of annual target weights, the Index is rebalanced monthly as described below. As of January 2025, the Index reflected long and short positions in 23 futures contracts across wheat, corn, soybean, cattle, lean hogs, copper, gold, silver, platinum, cocoa, sugar, coffee, cotton, crude oil, heating oil, gasoline and natural gas markets.

Futures contracts components of the Index are held in either long or short positions, based on their “return trend” which is influenced by whether the forward curve of each contract reflects a predominant condition of “backwardation” or “contango,” respectively (see below for explanations of return trend, forward curve, backwardation and contango). To make these determinations, the Index applies an algorithm designed to measure and track the returns of component futures contracts based upon the shape of their forward curve in the commodity futures markets. The algorithm then assigns each component a long or short position accordingly, and adjusts these positions on a monthly basis. In doing so, the Index will “roll” each component contract position monthly from expiring contracts into new positions in the next available liquid contracts, either long or short, based on current market conditions. During each monthly roll, the Index also re-establishes its components’ target weightings to coincide with the original annual target weights set for the current year (see below for an explanation of “rolling” futures contracts). The monthly rebalancing allows the Index to maintain diversification among its constituent components without becoming over-weighted in a specific commodity or commodity sector during periods of highly volatile price movements in that market or sector. The Index’s methodology includes a volatility-based weighting mechanism designed to downsize the weighting allocated to an Index component during periods in which that component’s contract market is experiencing prescribed levels of higher volatility.

The Index’s algorithmic methodology is designed to result in the Index reflecting long positions in futures contracts when their short-term return trend is above their long-term trend and holding short positions in futures contracts when their short-term return trend is below their long-term trend. The Index seeks to isolate the potential benefits unique to the commodity futures markets. In particular, the Index constructs its component contract positions as either (i) predominantly long to seek to capitalize on the roll yield typical of contracts in backwardation and (ii) predominantly short to seek to capitalize on the roll costs (i.e., “negative roll yield”) typical of contracts in contango (see below for an explanation of roll yield and negative roll yield). For more information about the Index’s methodology, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Additional Information About the Index Methodology.”

The Index is a proprietary index owned and published by Stoneport Advisors, LLC, and calculated daily by S&P DJI Netherlands B.V. (a subsidiary of S&P Dow Jones Indices LLC) (collectively, the “Index Provider”).

Rolling of Futures Contracts.

Rolling occurs when a trader closes out of a futures contract as it nears expiration and then replaces it with a contract that has a later expiration. “Prompt” futures contracts refers to contracts that are closest to expiration (e.g., for delivery in the next calendar month). The Fund does not intend to take physical delivery of any physical commodities associated with the futures contracts in which it invests, and will not hold futures contracts past their “first notice date” (i.e., the date a buyer can be required to take delivery of an underlying commodity). Instead, it will roll its “prompt” futures positions consistent with the monthly rebalancing of the Index, as described above.

Backwardation, Contango, Roll Yield and Return Trend.

When futures contracts with longer times to expiration are priced higher those with shorter times to expiration, it is called “contango.” Conversely, when futures contracts with longer times to expiration are priced lower than those with shorter times to expiration, it is called “backwardation.” Contango and backwardation will have different impacts on the Fund’s performance:

●	Contango: When rolling long positions in futures contracts that are in contango, the Fund may sell the expiring futures contract at a lower price and buy the longer-dated futures contract at a higher price. This results in a negative roll yield (i.e., a potential loss). Conversely, rolling short positions in contracts that are in contango will result in a positive yield roll yield (i.e., a potential gain).

●	Backwardation: When rolling long positions in futures contracts that are in backwardation, the Fund may sell the expiring futures contract at a higher price and buy the longer-dated futures contract at a lower cost. This results in a positive roll yield (i.e., a potential gain). Conversely, rolling short positions in contracts that are in backwardation will result in a negative roll yield (i.e., a potential loss).

●	Return Trend. In the context of rolling futures contracts, “return trend” refers to the pattern of gains or losses experienced by a trader who maintains continuous positions in a futures market by successively rolling expiring contracts into later-dated ones. The return trend is particularly relevant for traders seeking to remain invested in the market by rolling their contracts prior to their expiration. The pattern of gains or losses is strongly influenced by prevailing market conditions over time, including whether markets are in contango or backwardation, and the resulting negative or positive roll yields.

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Forward Curve. In managed futures trading, the forward curve is a graphical representation that plots the prices of futures contracts for a particular asset across different expiration dates. It reflects the relationship between the price of a futures contract and the time until its delivery or settlement date, and indicates the market’s expectations about future price levels for a given commodity. Various factors affect these forward price expectations, including but not limited to interest rates, supply/demand, storage costs, seasonality, and volatility. An upward sloping forward curve (i.e., where longer-dated contracts are more expensive than shorter-dated ones) normally suggests market expectations of future price increases; whereas a downward sloping forward curve (i.e., where shorter-dated contracts are more expensive than longer-dated ones) normally suggests expectations of future price decreases.

To align with the Index’s methodology, the Fund seeks to maximize potential positive roll yield (potential gains), and minimize potential negative roll yield (potential losses), by taking predominantly long positions in Index components that are in backwardation and predominantly short positions in Index components that are in contango.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Margin and Collateral

The Fund will hold short-term U.S. Treasury securities, cash, and cash equivalents for margin or as collateral for the futures contracts. As of the date of this prospectus, the Fund will typically retain about 15% to 20% of the notional value of futures contracts (i.e., the total monetary value of its futures contract positions) in collateral investments.

Representative Sampling

In seeking to obtain exposures comparable to those of the Index under normal market conditions, the Fund will invest substantially all of its net assets in the futures contracts that are contained in the Index or in futures contracts whose risk and return characteristics are very similar to the risk and return of the Index as a whole.

The Fund may use a representative sampling approach to attempt to track the performance of the Index. This means the Fund will be able to invest in a sample of the Index components whose risk and return closely resemble the risk and return characteristics of the Index as a whole. The Adviser will do this when it believes it is in the best interests of the Fund. For example, representative sampling may be used if the Adviser is evaluating purchasing the Index’s futures contracts and there are practical difficulties or substantial costs to acquiring the Index’s futures contracts. This could be due to temporary illiquidity, execution costs, mispricing, or legal restrictions or limitations that apply to the Fund, but not to the Index.

Fund Attributes

The Fund is non-diversified. To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that same industry. As of July 31, 2025, the Index was concentrated in the energy and metals industry categories.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowing for investment purposes, in long and short futures contracts that are components of the Index or have economic characteristics similar to the Index. In determining the value of the Fund’s assets for this purpose, the Fund will use the notional value of its investments in futures contracts.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowing for investment purposes, in long and short futures contracts that are components of the Index or have economic characteristics similar to the Index.